UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ]; Amendment Number:___
 This Amendment (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Mason Capital Management, LLC
Address: 110 East 59th Street, 30th Floor
         New York, NY 10022

Form 13F File Number: 28-10413

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John Grizzetti
Title:   Chief Financial Officer
Phone:   (212) 771-1206

Signature, Place, and Date of Signing:

/s/ John Grizzetti                      New York, New York       May 17, 2010
------------------------------------   --------------------      ------------
/s/ by John Grizzetti with Express         [City, State]            [Date]
Permission

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
                                         -------------------

Form 13F Information Table Entry Total:          17
                                         -------------------

Form 13F Information Table Value Total:      $1,132,038
                                         -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

Column 1                      Column 2    Column 3    Column 4         Column 5          Column 6   Column 7         Column 8
------------------------------------------------------------------------------------------------------------------------------------
                              TITLE OF                 VALUE      SHRS OR   SH/  PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
     NAME OF ISSUER             CLASS       CUSIP     (X$1000)    PRN AMT   PRN  CALL  DISCRETION  MANAGERS     SOLE    SHARED  NONE
AIRGAS INC                   COM          009363102    49,369      776,000  SH            Sole                  776,000
ALCON INC                    COM SHS      H01301102   165,167    1,022,325  SH            Sole                1,022,325
CHIMERA INVT CORP            COM          16934Q109    61,984   15,934,116  SH            Sole               15,934,116
CIT GROUP INC                COM NEW      125581801   114,720    2,944,547  SH            Sole                2,944,547
CLEAR CHANNEL OUTDOOR HLDGS  CL A         18451C109    53,824    5,072,946  SH            Sole                5,072,946
DELTA AIR LINES INC DEL      COM NEW      247361702       162       11,088  SH            Sole                   11,088
GOLDEN ENTERPRISES INC       COM          381010107     1,842      556,417  SH            Sole                  556,417
HUBBELL INC                  CL A         443510102    17,358      357,537  SH            Sole                  357,537
LEAR CORP                    COM NEW      521865204    25,567      322,200  SH            Sole                  322,200
LEGG MASON INC               COM          524901105   143,332    4,999,374  SH            Sole                4,999,374
LIBERTY GLOBAL INC           COM SER A    530555101    55,556    1,905,200  SH            Sole                1,905,200
MEAD JOHNSON NUTRITION CO    COM          582839106    78,045    1,500,000  SH            Sole                1,500,000
OSI PHARMACEUTICALS INC      COM          671040103   222,574    3,737,591  SH            Sole                3,737,591
RAMBUS INC DEL               COM          750917106    10,925      500,000  SH            Sole                  500,000
SAUER-DANFOSS INC            COM          804137107    25,801    1,942,833  SH            Sole                1,942,833
TELMEX INTERNACIONAL SAB DE  SPONS ADR    879690105    70,044    3,633,010  SH            Sole                3,633,010
                             SR L
AMERICAN INTL GROUP INC      UNIT         026874115    35,768    3,499,826  SH            Sole                3,499,826
                             99/99/9999